RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS

Company	Relationship
Genscript Biotech Corporation ("Genscript")	The Company’s most significant shareholder
Nanjing GenScript Biotech Co., Ltd. (formerly named as Nanjing Jinsirui Biotechnology Co., Ltd.)	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Incorporated	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Holdings Inc	Controlled by Genscript or its parent, Genscript Corporation
ProBio Inc.	Controlled by Genscript or its parent, Genscript Corporation
Nanjing ProBio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Zhenjiang ProBio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript Biotech (Netherlands) B.V.	Controlled by Genscript or its parent, Genscript Corporation
(a)In addition to the transactions detailed elsewhere in the consolidated financial statements, the Company had the following transactions with related parties during the year
(i)Sales of products and sales-based royalties from related parties:

(Dollars in millions)	2025	2024	2023
Nanjing ProBio Biotech Co., Ltd.	$9.0	$0.3	$0.2
Zhenjiang ProBio Biotech Co., Ltd	17.6	—	—
Total	$26.6	$0.3	$0.2
The sale was mainly generated from an exclusive license agreement where the related party is required to remit to the Company 10.0% of license payment it earns from sublicensing to third parties the specified patents and related know-how that are included in the agreement.
(ii)Purchases from related parties:

(Dollars in millions)	2025	2024	2023
Nanjing GenScript Biotech Co., Ltd.	$7.3	$5.7	$4.1
Genscript USA Holdings Inc	1.0	1.0	0.4
Zhenjiang ProBio Biotech Co., Ltd	2.0	0.8	0.3
Genscript USA Incorporated	1.4	0.6	0.5
Nanjing ProBio Biotech Co., Ltd.	0.1	0.2	—
ProBio Inc.	0.3	0.1	—
Jiangsu GenScript Biotech Co., Ltd	2.2	0.1	—
Total	$14.3	$8.5	$5.3
The transactions were made according to the price and terms agreed with related parties.
(iii)Lease contract guarantee
In 2018, Legend Ireland entered into a property lease agreement with a third party in Dublin with lease period from 2018 to August 2028. Genscript provided a guarantee on Legend Ireland’s payment obligations under the lease agreement for nil consideration. In August 2023, Legend Ireland entered into a deed of variation and release relating to this lease agreement which, among other things, extended the term of the lease through August 2028 and released Genscript from its guaranty of the lease. Since entering the lease agreement in 2018, the owners have also changed the name of their company from Tango Medic SLU to Edmund & Ursula Elliott Partnership.
(b)Outstanding balances with related parties:
As of December 31, 2025 and 2024, amounts due to the Company’s related parties, included in the Company’s trade payables, were $1.8 million and $1.4 million, respectively.
As of December 31, 2025 and 2024, amounts due to the Company’s related parties, included in the Company’s other payables, were $1.8 million and $1.6 million, respectively.

As of December 31, 2025 and 2024, amounts due from the Company’s related parties, included in the Company’s trade receivables, were $1.7 million and $0.1 million, respectively.

(Dollars in millions)	December 31, 2025	December 31, 2024
Lease liabilities
Nanjing GenScript Biotech Co., Ltd.	$0.2	$0.1
Except for lease liabilities with incremental borrowing rates with 5.14% repayable over 2 years, all other related party balances are unsecured and repayable on demand and interest free.
(i)Compensation of key management personnel of the Company:

(Dollars in millions)	2025	2024	2023
Equity-settled share-based compensation expense	$15.5	$23.4	$8.0
Short-term employee benefits	2.8	2.2	2.7
Termination benefits	—	0.2	—
Total	$18.3	$25.8	$10.7